As filed with the Securities and Exchange Commission on August 22, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

Key Fund Statistics

Net Assets	$528,970,133
Number of Portfolio Holdings	78
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc., Class A	4.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
Spotify Technology SA	2.9%
Ares Management Corp., Class A	2.6%
Super Micro Computer, Inc.	2.5%
Cencora, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Trade Desk, Inc., Class A	2.3%
Deckers Outdoor Corp.	2.0%
Apollo Global Management, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Industrials	18.3%
Consumer Discretionary	14.0%
Health Care	13.4%
Financials	12.4%
Communication Services	7.1%
Consumer Staples	3.8%
Energy	2.0%
Utilities	1.3%
Materials	1.0%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0339 08/24

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$58	1.10%

Key Fund Statistics

Net Assets	$528,970,133
Number of Portfolio Holdings	78
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc., Class A	4.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
Spotify Technology SA	2.9%
Ares Management Corp., Class A	2.6%
Super Micro Computer, Inc.	2.5%
Cencora, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Trade Desk, Inc., Class A	2.3%
Deckers Outdoor Corp.	2.0%
Apollo Global Management, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Industrials	18.3%
Consumer Discretionary	14.0%
Health Care	13.4%
Financials	12.4%
Communication Services	7.1%
Consumer Staples	3.8%
Energy	2.0%
Utilities	1.3%
Materials	1.0%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0340 08/24

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Key Fund Statistics

Net Assets	$79,522,895
Number of Portfolio Holdings	309
Portfolio Turnover Rate	40%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference**)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
Federal Home Loan Mortgage Corp.	4.1%
Federal National Mortgage Association	3.4%
RRX 3 Ltd.	2.4%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
Banco Santander SA	2.2%
Connecticut Avenue Securities Trust	2.1%
Federal National Mortgage Association Connecticut Avenue Securities	1.9%
Goldman Sachs Group, Inc.	1.9%
Footnote	Description
Footnote**	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net AssetsFootnote Reference*)

Corporate Bonds	38.7%
Mortgage-Backed Securities	29.1%
Asset-Backed Securities	24.8%
Loan Assignments	2.8%
Short-Term Investments	5.9%
Liabilities Less Other Assets	(1.3)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (otherthan options purchased), if any.
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0346 08/24

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.01%

Key Fund Statistics

Net Assets	$124,067,892
Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	3.1%
McKesson Corp.	2.7%
Pure Storage, Inc., Class A	2.5%
KBR, Inc.	2.5%
CenterPoint Energy, Inc.	2.4%
IPG Photonics Corp.	2.3%
Hewlett Packard Enterprise Co.	2.3%
EOG Resources, Inc.	2.2%
AerCap Holdings NV	2.2%
Fortune Brands Innovations, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.9%
Industrials	20.1%
Consumer Discretionary	10.0%
Utilities	8.7%
Energy	8.3%
Financials	7.8%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.7%
Real Estate	1.8%
Communication Services	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0343 08/24

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.25%

Key Fund Statistics

Net Assets	$124,067,892
Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	3.1%
McKesson Corp.	2.7%
Pure Storage, Inc., Class A	2.5%
KBR, Inc.	2.5%
CenterPoint Energy, Inc.	2.4%
IPG Photonics Corp.	2.3%
Hewlett Packard Enterprise Co.	2.3%
EOG Resources, Inc.	2.2%
AerCap Holdings NV	2.2%
Fortune Brands Innovations, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.9%
Industrials	20.1%
Consumer Discretionary	10.0%
Utilities	8.7%
Energy	8.3%
Financials	7.8%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.7%
Real Estate	1.8%
Communication Services	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0344 08/24

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%

Key Fund Statistics

Net Assets	$818,138,828
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.8%
Amazon.com, Inc.	9.2%
Alphabet, Inc., Class A	8.1%
Berkshire Hathaway, Inc., Class B	4.5%
MasterCard, Inc., Class A	4.3%
GoDaddy, Inc., Class A	3.9%
Cigna Group	3.8%
Interactive Brokers Group, Inc., Class A	3.4%
Progressive Corp.	3.3%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.6%
Financials	22.8%
Consumer Discretionary	12.5%
Health Care	12.3%
Communication Services	9.2%
Industrials	8.1%
Consumer Staples	3.4%
Materials	1.5%
Energy	1.4%
Utilities	1.2%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0320 08/24

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2024

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.17%

Key Fund Statistics

Net Assets	$818,138,828
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.8%
Amazon.com, Inc.	9.2%
Alphabet, Inc., Class A	8.1%
Berkshire Hathaway, Inc., Class B	4.5%
MasterCard, Inc., Class A	4.3%
GoDaddy, Inc., Class A	3.9%
Cigna Group	3.8%
Interactive Brokers Group, Inc., Class A	3.4%
Progressive Corp.	3.3%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.6%
Financials	22.8%
Consumer Discretionary	12.5%
Health Care	12.3%
Communication Services	9.2%
Industrials	8.1%
Consumer Staples	3.4%
Materials	1.5%
Energy	1.4%
Utilities	1.2%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. © 2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0348 08/24

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6. Schedule of Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2024
B0736 08/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2024 (Unaudited)
Mid Cap Growth Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Mid Cap Growth Portfolio~ (Unaudited)  June 30, 2024

Number of Shares		Value
Common Stocks 97.0%
Aerospace & Defense 3.8%
34,000	Axon Enterprise, Inc.	$10,004,160 *
44,700	HEICO Corp.	9,995,367
		19,999,527
Beverages 0.5%
51,100	Celsius Holdings, Inc.	2,917,299 *
Biotechnology 4.1%
21,177	Alnylam Pharmaceuticals, Inc.	5,146,011 *
35,907	BioMarin Pharmaceutical, Inc.	2,956,224 *
61,385	Exact Sciences Corp.	2,593,516 *
35,465	Natera, Inc.	3,840,505 *
27,348	Neurocrine Biosciences, Inc.	3,764,999 *
19,862	Sarepta Therapeutics, Inc.	3,138,196 *
		21,439,451
Building Products 0.7%
28,400	Builders FirstSource, Inc.	3,930,844 *
Capital Markets 9.4%
105,594	Ares Management Corp. Class A	14,073,568
33,474	Coinbase Global, Inc. Class A	7,438,927 *
40,829	Evercore, Inc. Class A	8,509,989
172,031	Jefferies Financial Group, Inc.	8,560,263
24,639	KKR & Co., Inc.	2,593,008
81,712	Tradeweb Markets, Inc. Class A	8,661,472
		49,837,227
Commercial Services & Supplies 2.7%
7,385	Cintas Corp.	5,171,420
58,000	Veralto Corp.	5,537,260
20,800	Waste Connections, Inc.	3,647,488
		14,356,168
Construction & Engineering 0.9%
19,200	Quanta Services, Inc.	4,878,528
Consumer Staples Distribution & Retail 1.0%
60,428	BJ's Wholesale Club Holdings, Inc.	5,307,995 *
Containers & Packaging 1.1%
30,500	Packaging Corp. of America	5,568,080
Diversified Consumer Services 0.4%
18,717	Bright Horizons Family Solutions, Inc.	2,060,367 *
Electrical Equipment 3.1%
31,400	AMETEK, Inc.	5,234,694
14,700	Hubbell, Inc.	5,372,556
Number of Shares		Value
Electrical Equipment – cont'd
66,200	Vertiv Holdings Co.	$5,730,934
		16,338,184
Electronic Equipment, Instruments & Components 1.0%
77,200	Amphenol Corp. Class A	5,200,964
Energy Equipment & Services 0.8%
34,200	Weatherford International PLC	4,187,790 *
Entertainment 2.9%
49,257	Spotify Technology SA	15,456,354 *
Financial Services 3.1%
87,214	Apollo Global Management, Inc.	10,297,357
95,072	Block, Inc.	6,131,193 *
		16,428,550
Ground Transportation 1.4%
43,000	Old Dominion Freight Line, Inc.	7,593,800
Health Care Equipment & Supplies 4.6%
17,972	Align Technology, Inc.	4,338,980 *
90,554	Dexcom, Inc.	10,267,013 *
14,596	IDEXX Laboratories, Inc.	7,111,171 *
18,987	Inspire Medical Systems, Inc.	2,541,030 *
		24,258,194
Health Care Providers & Services 2.4%
55,526	Cencora, Inc.	12,510,008
Hotels, Restaurants & Leisure 6.6%
47,500	Churchill Downs, Inc.	6,631,000
44,300	Darden Restaurants, Inc.	6,703,476
23,600	DoorDash, Inc. Class A	2,567,208 *
228,500	DraftKings, Inc. Class A	8,721,845 *
26,200	Texas Roadhouse, Inc.	4,498,802
13,900	Wingstop, Inc.	5,874,974
		34,997,305
Household Durables 0.8%
10,500	TopBuild Corp.	4,045,335 *
Household Products 1.2%
63,100	Church & Dwight Co., Inc.	6,542,208
Independent Power and Renewable Electricity Producers 1.3%
82,900	Vistra Corp.	7,127,742
Interactive Media & Services 1.9%
226,615	Pinterest, Inc. Class A	9,986,923 *
IT Services 0.9%
19,021	MongoDB, Inc.	4,754,489 *
See Notes to Financial Statements
2

Schedule of Investments Mid Cap Growth Portfolio~ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 2.5%
62,616	Agilent Technologies, Inc.	$8,116,912
143,909	Avantor, Inc.	3,050,871 *
117,878	Stevanato Group SpA	2,161,882 (a)
13,329,665
Machinery 0.7%
43,700	Ingersoll Rand, Inc.	3,969,708
Media 2.3%
125,046	Trade Desk, Inc. Class A	12,213,243 *
Oil, Gas & Consumable Fuels 1.2%
31,657	Diamondback Energy, Inc.	6,337,415
Personal Care Products 1.1%
26,600	elf Beauty, Inc.	5,605,152 *
Professional Services 1.2%
41,100	Booz Allen Hamilton Holding Corp.	6,325,290
Semiconductors & Semiconductor Equipment 2.9%
12,380	Monolithic Power Systems, Inc.	10,172,399
24,479	Onto Innovation, Inc.	5,374,609 *
15,547,008
Software 14.6%
12,523	Cadence Design Systems, Inc.	3,853,953 *
31,517	CyberArk Software Ltd.	8,617,378 *
96,234	Datadog, Inc. Class A	12,480,588 *
67,947	Descartes Systems Group, Inc.	6,579,988 *
37,243	Manhattan Associates, Inc.	9,187,103 *
1,787	MicroStrategy, Inc. Class A	2,461,557 *(a)
105,625	Nutanix, Inc. Class A	6,004,781 *
875,990	Palantir Technologies, Inc. Class A	22,188,827 *
30,586	Zscaler, Inc.	5,878,323 *
77,252,498
Specialty Retail 3.3%
7,200	O'Reilly Automotive, Inc.	7,603,632 *
Number of Shares		Value
Specialty Retail – cont'd
66,900	Ross Stores, Inc.	$9,721,908
		17,325,540
Technology Hardware, Storage & Peripherals 3.7%
96,209	Pure Storage, Inc. Class A	6,177,580 *
16,452	Super Micro Computer, Inc.	13,479,946 *
		19,657,526
Textiles, Apparel & Luxury Goods 3.1%
11,000	Deckers Outdoor Corp.	10,647,450 *
141,900	On Holding AG Class A	5,505,720 *
		16,153,170
Trading Companies & Distributors 3.8%
46,400	AerCap Holdings NV	4,324,480
8,300	United Rentals, Inc.	5,367,859
11,300	W.W. Grainger, Inc.	10,195,312
		19,887,651

Total Common Stocks (Cost $415,575,105)		513,327,198

Short-Term Investments 3.7%
Investment Companies 3.7%
17,511,450	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.25%(b)	17,511,450
1,902,920	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)(c)	1,902,920
Total Short-Term Investments (Cost $19,414,370)		19,414,370
Total Investments 100.7% (Cost $434,989,475)		532,741,568
Liabilities Less Other Assets (0.7)%		(3,771,435)
Net Assets 100.0%		$528,970,133

*	Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2024. Total value of all such securities at June 30,
2024 amounted to $2,882,965, collateralized by cash collateral of $1,902,920 and non-cash (U.S. Treasury
Securities) collateral of $1,092,434 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of June 30, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements
3

Schedule of Investments Mid Cap Growth Portfolio~ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$513,327,198	$—	$—	$513,327,198
Short-Term Investments	—	19,414,370	—	19,414,370
Total Investments	$513,327,198	$19,414,370	$—	$532,741,568

#	The Schedule of Investments provides information on the industry or sector categorization.

~
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
4

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
June 30, 2024
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$532,741,568
Dividends and interest receivable	120,678
Receivable for securities sold	154,586
Receivable for Fund shares sold	178,089
Receivable for securities lending income (Note A)	1,264
Prepaid expenses and other assets	18,117
Total Assets	533,214,302
Liabilities
Payable to investment manager (Note B)	231,381
Payable for securities purchased	1,709,490
Payable for Fund shares redeemed	30,246
Payable to administrator—net (Note B)	191,614
Payable to trustees	12,063
Payable for cash collateral on loaned securities (Note A)	1,902,920
Other accrued expenses and payables	166,455
Total Liabilities	4,244,169
Net Assets	$528,970,133
Net Assets consist of:
Paid-in capital	$349,437,646
Total distributable earnings/(losses)	179,532,487
Net Assets	$528,970,133
Net Assets
Class I	$137,987,672
Class S	390,982,461
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,624,643
Class S	15,240,263
Net Asset Value, offering and redemption price per share
Class I	$29.84
Class S	25.65
†Securities on loan, at value:
Unaffiliated issuers	$2,882,965
*Cost of Investments:
(a) Unaffiliated issuers	$434,989,475

See Notes to Financial Statements
5

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
For the Six Months Ended June 30, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,344,264
Interest and other income—unaffiliated issuers	122,886
Income from securities loaned—net	3,081
Foreign taxes withheld	(2,851)
Total income	$1,467,380
Expenses:
Investment management fees (Note B)	1,424,321
Administration fees (Note B):
Class I	211,013
Class S	587,661
Distribution fees (Note B):
Class S	489,717
Shareholder servicing agent fees:
Class I	2,580
Class S	2,006
Audit fees	20,000
Custodian and accounting fees	28,610
Insurance	5,970
Legal fees	89,301
Shareholder reports	13,694
Trustees' fees and expenses	27,057
Miscellaneous and other fees	15,309
Total expenses	2,917,239
Expenses reimbursed by Management (Note B)	(114,235)
Total net expenses	2,803,004
Net investment income/(loss)	$(1,335,624)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	51,490,639
Settlement of foreign currency transactions	(20)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	9,933,421
Net gain/(loss) on investments	61,424,040
Net increase/(decrease) in net assets resulting from operations	$60,088,416
See Notes to Financial Statements
6

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP GROWTH PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,335,624)	$(1,573,427)
Net realized gain/(loss) on investments	51,490,619	35,055,846
Change in net unrealized appreciation/(depreciation) of investments	9,933,421	46,324,650
Net increase/(decrease) in net assets resulting from operations	60,088,416	79,807,069
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	6,327,786	6,684,921
Class S	3,624,039	9,160,764
Payments for shares redeemed:
Class I	(15,552,980)	(10,900,091)
Class S	(31,266,630)	(38,690,270)
Net increase/(decrease) from Fund share transactions	(36,867,785)	(33,744,676)
Net Increase/(Decrease) in Net Assets	23,220,631	46,062,393
Net Assets:
Beginning of period	505,749,502	459,687,109
End of period	$528,970,133	$505,749,502
See Notes to Financial Statements
7

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
8

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2024, was $9,178.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute
9

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2024 was $436,639,079. The estimated gross unrealized appreciation was $111,942,157 and estimated gross unrealized depreciation was $15,839,668 resulting in net unrealized appreciation in value of investments of $96,102,489 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2023, the Fund recorded the following permanent reclassification related to net operating losses written off and prior year true up adjustments:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(1,579,513)	$1,579,513
The tax character of distributions paid during the years ended December 31, 2023, and December 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2023	2022	2023	2022	2023	2022
$—	$—	$—	$102,479,679	$—	$102,479,679

As of December 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$33,275,003	$86,169,068	$—	$—	$119,444,071
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry
10

forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.
During the year ended December 31, 2023, the Fund utilized capital loss carryforwards of $1,332,853.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote
11

following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2024, the Fund had outstanding loans of securities to certain approved brokers, with a value of $2,882,965, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$2,995,354	$—	$—	$—	$2,995,354
Total Borrowings	$2,995,354	$—	$—	$—	$2,995,354

(a)	Amounts represent the payable for loaned securities collateral received.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense
12

limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2021	2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2024	2025	2026	2027
Class I	1.00%	12/31/27	$—	$—	$—	$—
Class S	1.10%	12/31/27	167,018	408,152	240,209	114,235

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2024, there were purchase and sale transactions of long-term securities of $249,329,744 and $296,622,682, respectively.
During the six months ended June 30, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
13

Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2024, and for the year ended December 31, 2023, was as follows:
	For the Six Months Ended June 30, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	218,024	—	(525,969)	(307,945)	274,261	—	(445,885)	(171,624)
Class S	142,612	—	(1,239,829)	(1,097,217)	438,325	—	(1,839,423)	(1,401,098)
Note E—Line of Credit:
At June 30, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2024. During the six months ended June 30, 2024, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
14

Financial Highlights
Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.63	$22.54	$40.34	$39.80	$29.76	$24.09
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.05)	(0.05)	(0.08)	(0.24)	(0.17)	(0.09)
Net Gains or Losses on Securities (both realized and unrealized)	3.26	4.14	(11.90)	5.48	11.89	7.86
Total From Investment Operations	3.21	4.09	(11.98)	5.24	11.72	7.77
Less Distributions From:
Net Realized Capital Gains	—	—	(5.82)	(4.70)	(1.68)	(2.10)
Net Asset Value, End of Period	$29.84	$26.63	$22.54	$40.34	$39.80	$29.76
Total Return[b]	12.05%[c,d]	18.15%[c]	(28.73)%[c]	12.99%[c]	39.98%	32.75%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$138.0	$131.3	$115.0	$165.7	$139.4	$114.4
Ratio of Gross Expenses to Average Net Assets[e]	0.91%[f]	0.92%	0.96%	0.89%	0.91%	0.92%
Ratio of Net Expenses to Average Net Assets	0.91%[f]	0.92%	0.96%	0.89%	0.91%	0.92%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.36)%[f]	(0.20)%	(0.27)%	(0.56)%	(0.54)%	(0.32)%
Portfolio Turnover Rate	48%[d]	105%	60%	47%	54%	47%
See Notes to Financial Highlights
15

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.92	$19.43	$36.02	$36.06	$27.14	$22.16
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.07)	(0.08)	(0.11)	(0.30)	(0.22)	(0.13)
Net Gains or Losses on Securities (both realized and unrealized)	2.80	3.57	(10.66)	4.96	10.82	7.21
Total From Investment Operations	2.73	3.49	(10.77)	4.66	10.60	7.08
Less Distributions From:
Net Realized Capital Gains	—	—	(5.82)	(4.70)	(1.68)	(2.10)
Net Asset Value, End of Period	$25.65	$22.92	$19.43	$36.02	$36.06	$27.14
Total Return[b]	11.91%[c,d]	17.96%[c]	(28.83)%[c]	12.72%[c]	39.71%	32.48%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$391.0	$374.4	$344.7	$497.6	$459.2	$381.1
Ratio of Gross Expenses to Average Net Assets[e]	1.16%[f]	1.17%	1.21%	1.14%	1.16%	1.17%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.55)%[f]	(0.37)%	(0.41)%	(0.77)%	(0.74)%	(0.50)%
Portfolio Turnover Rate	48%[d]	105%	60%	47%	54%	47%
See Notes to Financial Highlights
16

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund’s total returns for the six months ended June 30, 2024. The class action proceeds received in 2023, 2022,
2021 and 2019 had no impact on the Fund’s total returns for the years ended December 31, 2023, 2022,
2021 and 2019, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
17

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2024
B0374 08/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2024 (Unaudited)
Short Duration Bond Portfolio
Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  June 30, 2024

Principal Amount		Value
Mortgage-Backed Securities 29.1%
Collateralized Mortgage Obligations 11.0%
$83,908	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	$81,284 (a)(b)
Chase Home Lending Mortgage Trust
110,836	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	110,306 (a)(b)
187,759	Series 2024-4, Class A6, 6.00%, due 3/25/2055	186,773 (a)(b)
135,614	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	135,652 (a)
Connecticut Avenue Securities Trust
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.99%, due 12/25/2041	412,817 (a)(c)
460,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.24%, due 12/25/2041	465,466 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.84%, due 3/25/2042	415,763 (a)(c)
304,519	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.89%, due 7/25/2042	313,200 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.94%, due 7/25/2042	45,543 (a)(c)
221,143	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	187,774 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
152,145	Series 2021-HQA2, Class M2, (30 day USD SOFR Average + 2.05%), 7.39%, due 12/25/2033	155,271 (a)(c)
210,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.84%, due 10/25/2041	211,044 (a)(c)
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.74%, due 2/25/2042	394,614 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.09%, due 2/25/2042	288,748 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.59%, due 3/25/2042	346,294 (a)(c)
182,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.89%, due 8/25/2042	192,175 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 7.04%, due 5/25/2044	241,273 (a)(c)
520,839	Federal Home Loan Mortgage Corp. STACR Trust, Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.70%, due 7/25/2029	538,387 (c)
Federal National Mortgage Association Connecticut Avenue Securities
223,114	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.89%, due 10/25/2041	224,102 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.44%, due 3/25/2042	197,908 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.99%, due 6/25/2042	265,519 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.94%, due 7/25/2042	235,396 (a)(c)
346,005	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.74%, due 12/25/2042	356,209 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.69%, due 1/25/2043	134,140 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.97%, due 5/25/2044	156,488 (a)(c)
GCAT Trust
158,531	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	150,228 (a)(b)
416,320	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	337,089 (a)(b)
JP Morgan Mortgage Trust
161,204	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	161,050 (a)(b)
174,482	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	173,678 (a)(b)
Sequoia Mortgage Trust
88,192	Series 2024-2, Class A10, 6.00%, due 12/25/2053	87,761 (a)(b)
191,670	Series 2024-4, Class A10, 6.00%, due 5/25/2054	191,041 (a)(b)
395,635	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	322,535 (a)(b)
392,093	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	365,670 (a)
Verus Securitization Trust
398,711	Series 2021-3, Class A3, 1.44%, due 6/25/2066	336,645 (a)(b)
347,517	Series 2021-6, Class A3, 1.89%, due 10/25/2066	291,874 (a)(b)
8,709,717
Commercial Mortgage-Backed 10.6%
BBCMS Mortgage Trust
5,321,442	Series 2021-C11, Class XA, 1.49%, due 9/15/2054	345,740 (b)(d)
1,021,115	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	75,223 (b)(d)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$235,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	$229,469 (a)
Benchmark Mortgage Trust
100,000	Series 2020-IG2, Class UBRC, 3.63%, due 9/15/2048	93,579 (a)(b)
114,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	81,204 (b)
44,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	46,294 (b)
15,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	15,245 (b)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	93,754 (b)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.02%, due 4/15/2037	156,706 (a)(c)
BX Commercial Mortgage Trust
1,150,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.09%, due 9/15/2036	1,132,452 (a)(c)
147,000	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 2/15/2039	145,163 (a)(c)
141,929	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 8.02%, due 3/15/2041	141,044 (a)(c)
BX Trust
122,000	Series VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 8.21%, due 7/15/2029	121,390 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.97%, due 2/15/2041	168,262 (a)(c)
256,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	226,352 (a)(b)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.38%, due 12/15/2037	1,006,302 (a)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.18%, due 12/15/2037	129,278 (a)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	98,249 (a)(b)
9,358	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	9,224
98,299	Cold Storage Trust, Series 2020-ICE5, Class D, (1 mo. USD Term SOFR + 2.21%), 7.54%, due 11/15/2037	97,931 (a)(c)
COMM Mortgage Trust
228,527	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	197,922
1,036,226	Series 2014-CR18, Class XA, 0.93%, due 7/15/2047	42 (b)(d)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	142,886 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	100,308 (a)
13,816,165	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.04%, due 11/15/2048	125,043 (b)(d)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	118,181 (a)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	286,404 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	100,057 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	100,057 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	136,153 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	93,641 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	74,791 (b)(d)
38,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 8.19%, due 5/25/2044	38,182 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	73,057 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 3/15/2039	100,000 (a)(c)
GS Mortgage Securities Trust
51,496	Series 2010-C1, Class B, 5.15%, due 8/10/2043	51,409 (a)
8,560,925	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	86 (b)(d)
64,000	Series 2016-GS2, Class C, 4.85%, due 5/10/2049	59,810 (b)
16,901,495	Series 2015-GC30, Class XA, 0.85%, due 5/10/2050	57,815 (b)(d)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	102,630 (a)(b)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$214,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	$184,176 (a)(b)
107,908	MCR Mortgage Trust, Series 2024-HTL, Class C, (1 mo. USD Term SOFR + 3.11%), 8.44%, due 2/15/2037	107,941 (a)(c)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.62%, due 5/15/2041	99,532 (a)(c)
124,403	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.44%, due 11/15/2038	124,325 (a)(c)
76,174	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	69,470 (b)
Morgan Stanley Capital I Trust
57,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.89%, due 12/15/2038	53,145 (a)(c)
70,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	62,162 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/2056	30,094 (b)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	65,319 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	86,429 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 6.14%, due 3/15/2036	145,707 (a)(c)
116,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	116,362 (a)(c)
207,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.59%, due 5/15/2038	195,746 (a)(c)
100,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 4/15/2037	99,509 (a)(c)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	262,354 (a)
Taubman Centers Commercial Mortgage Trust
146,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.26%, due 5/15/2037	146,821 (a)(c)
123,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.11%, due 5/15/2037	123,538 (a)(c)
118,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	116,079 (a)(b)
8,460,044
Federal Home Loan Mortgage Corp. 4.1%
Pass-Through Certificates
64,217	3.50%, due 5/1/2026	62,932
253,572	4.50%, due 11/1/2039	246,629
1,695,071	5.50%, due 9/1/2052 - 4/1/2053	1,674,051
1,272,493	6.00%, due 10/1/2052 - 3/1/2053	1,278,261
3,261,873
Federal National Mortgage Association 3.4%
Pass-Through Certificates
477,604	4.50%, due 5/1/2041 - 5/1/2044	462,671
983,863	5.50%, due 11/1/2052 - 5/1/2053	971,212
1,301,587	6.00%, due 11/1/2052 - 10/1/2053	1,308,983
2,742,866
Total Mortgage-Backed Securities (Cost $24,906,414)		23,174,500
Asset-Backed Securities 24.8%
1,125,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.79%, due 10/15/2034	1,129,512 (a)(c)
178,759	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	160,281 (a)
183,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	183,795 (a)
Avis Budget Rental Car Funding AESOP LLC
96,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	91,723 (a)
115,000	Series 2022-5A, Class CN, 9.27%, due 4/20/2027	114,458 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	143,561 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	$125,774 (a)
Bayview Opportunity Master Fund VII LLC
37,982	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 7.14%, due 6/25/2047	38,118 (a)(c)
16,143	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 8.09%, due 6/25/2047	16,316 (a)(c)
88,733	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	78,863 (a)
383,303	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	385,308 (a)
200,298	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	200,965 (a)
204,000	CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, due 4/14/2032	205,683 (a)
1,050,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	1,030,888 (a)
90,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 4/20/2048	84,765 (a)
Dell Equipment Finance Trust
63,354	Series 2023-1, Class A2, 5.65%, due 9/22/2028	63,358 (a)
100,000	Series 2023-3, Class A3, 5.93%, due 4/23/2029	100,714 (a)
153,000	Series 2024-1, Class A3, 5.39%, due 3/22/2030	153,326 (a)
165,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	165,742 (a)
150,930	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	152,511 (a)
218,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	218,096 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.81%, due 10/20/2034	565,141 (a)(c)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	222,326 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	63,829 (a)(e)
176,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, due 6/17/2030	176,038 (a)
Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.05%, due 3/1/2028	100,392 (a)(c)
100,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.45%, due 3/1/2028	100,390 (a)(c)
Hilton Grand Vacations Trust
57,539	Series 2022-2A, Class A, 4.30%, due 1/25/2037	55,936 (a)
57,539	Series 2022-2A, Class B, 4.74%, due 1/25/2037	56,297 (a)
117,374	Series 2024-2A, Class C, 5.99%, due 3/25/2038	117,937 (a)
113,605	Series 2024-1B, Class A, 5.75%, due 9/15/2039	114,747 (a)
82,364	Series 2024-1B, Class B, 5.99%, due 9/15/2039	83,229 (a)
47,335	Series 2024-1B, Class C, 6.62%, due 9/15/2039	47,846 (a)
257,000	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	257,529 (a)
JP Morgan Mortgage Trust
154,407	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.03%, due 3/25/2054	155,679 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.43%, due 5/25/2054	75,623 (a)(c)
135,532	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.83%, due 8/25/2054	136,291 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 7.33%, due 8/25/2054	42,246 (a)(c)
151,367	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	147,865 (a)
196,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	195,480 (a)
264,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	267,832 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 8.34%, due 10/20/2030	500,457 (a)(c)
MVW LLC
232,527	Series 2021-2A, Class A, 1.43%, due 5/20/2039	214,914 (a)
161,170	Series 2021-2A, Class B, 1.83%, due 5/20/2039	148,944 (a)
48,218	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	44,846 (a)
139,700	Series 2024-1A, Class B, 5.51%, due 2/20/2043	139,504 (a)
Navient Private Education Refi Loan Trust
251,147	Series 2021-CA, Class A, 1.06%, due 10/15/2069	221,180 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$324,489	Series 2021-EA, Class A, 0.97%, due 12/16/2069	$282,152 (a)
299,088	Series 2021-FA, Class A, 1.11%, due 2/18/2070	255,693 (a)
216,000	Series 2024-A, Class A, 5.66%, due 10/15/2072	216,736 (a)
412,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	413,157 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	529,486 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.87%, due 4/25/2037	1,003,500 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (1.39% - 3 mo. USD Term SOFR), 1.00%, due 7/15/2039	1,900,000 (a)(c)(e)
1,900,000	RRX 3 Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.58%), 6.91%, due 4/15/2034	1,900,000 (a)(c)
45,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	44,876
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	63,059 (a)
Sierra Timeshare Receivables Funding LLC
43,030	Series 2019-2A, Class A, 2.59%, due 5/20/2036	42,954 (a)
52,538	Series 2020-2A, Class C, 3.51%, due 7/20/2037	51,232 (a)
74,614	Series 2023-2A, Class C, 7.30%, due 4/20/2040	75,662 (a)
112,732	Series 2023-3A, Class B, 6.44%, due 9/20/2040	114,005 (a)
177,233	Series 2024-1A, Class C, 5.94%, due 1/20/2043	177,416 (a)
11,522	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	11,520 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	155,769 (a)
132,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	133,174 (a)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	118,604 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	94,687 (a)
193,394	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	176,466 (a)
98,125	TIF Funding III LLC, Series 2024-1A, Class B, 5.58%, due 4/20/2049	97,675 (a)
Towd Point Mortgage Trust
211,118	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	210,409 (a)
193,970	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	193,713 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	200,488 (a)
500,000	TRESTLES CLO III Ltd., Series 2020-3A, Class D, (3 mo. USD Term SOFR + 3.51%), 8.84%, due 1/20/2033	501,026 (a)(c)
184,699	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	185,459 (a)
172,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	171,552 (a)
1,125,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.81%, due 10/15/2034	1,126,192 (a)(c)
135,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	137,481 (a)
Total Asset-Backed Securities (Cost $19,784,304)		19,680,398

Corporate Bonds 38.7%
Aerospace & Defense 2.5%
Boeing Co.
480,000	2.70%, due 2/1/2027	442,510
380,000	6.30%, due 5/1/2029	385,343 (a)
1,070,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,074,325
120,000	TransDigm, Inc., 5.50%, due 11/15/2027	117,833
2,020,011
Airlines 0.9%
80,000	American Airlines, Inc., 7.25%, due 2/15/2028	80,052 (a)
113,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	112,326 (a)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	141,059 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
$267,500	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	$264,260 (a)
110,000	Latam Airlines Group SA, 13.38%, due 10/15/2027	122,105 (a)
719,802
Auto Manufacturers 3.4%
Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,383
190,000	7.35%, due 11/4/2027	197,979
65,000	6.80%, due 5/12/2028	66,965
160,000	2.90%, due 2/10/2029	141,073
General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	515,154
945,000	5.40%, due 4/6/2026	942,850
Volkswagen Group of America Finance LLC
370,000	3.35%, due 5/13/2025	362,861 (a)
420,000	6.00%, due 11/16/2026	424,718 (a)
2,671,983
Auto Parts & Equipment 0.5%
IHO Verwaltungs GmbH
130,000	6.00% Cash/6.75% PIK, due 5/15/2027	127,923 (a)(f)
40,000	6.38% Cash/7.13% PIK, due 5/15/2029	39,532 (a)(f)
ZF North America Capital, Inc.
145,000	4.75%, due 4/29/2025	143,157 (a)
70,000	6.75%, due 4/23/2030	71,291 (a)
381,903
Banks 9.9%
Banco Santander SA
550,000	2.75%, due 5/28/2025	535,718
1,220,000	5.15%, due 8/18/2025	1,210,509
1,085,000	Bank of America Corp., 3.38%, due 4/2/2026	1,065,570 (g)
465,000	Barclays PLC, 5.67%, due 3/12/2028	465,709 (g)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,528,278 (g)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	692,965 (g)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	419,384
Morgan Stanley
410,000	1.59%, due 5/4/2027	382,227 (g)
160,000	5.65%, due 4/13/2028	161,585 (g)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	350,877 (g)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,083,492 (g)
7,896,314
Building Materials 0.3%
140,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	137,255 (a)
105,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	103,136 (a)
240,391
Chemicals 0.6%
65,000	INEOS Finance PLC, 7.50%, due 4/15/2029	65,670 (a)
160,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	160,608 (a)
210,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	203,058 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$80,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	$77,146 (a)
506,482
Commercial Services 0.5%
225,000	Champions Financing, Inc., 8.75%, due 2/15/2029	230,732 (a)
80,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	78,834 (a)
140,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	121,632 (a)
431,198
Computers 0.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	122,600 (a)
Distribution - Wholesale 0.2%
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	123,392 (a)
Diversified Financial Services 1.5%
540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	544,130
410,000	Capital One Financial Corp., 2.64%, due 3/3/2026	401,221 (g)
260,000	OneMain Finance Corp., 3.50%, due 1/15/2027	243,606
1,188,957
Electric 1.0%
90,000	Calpine Corp., 4.50%, due 2/15/2028	85,508 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	441,745
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	87,497 (a)(g)(h)
200,000	Vistra Corp., 7.00%, due 12/15/2026	198,262 (a)(g)(h)
813,012
Electronics 0.6%
325,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	335,392 (a)
175,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	160,576 (a)
495,968
Engineering & Construction 0.5%
240,000	Artera Services LLC, 8.50%, due 2/15/2031	247,080 (a)
140,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	131,792 (a)
378,872
Entertainment 1.3%
1,010,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	1,009,997
Environmental Control 0.1%
90,000	Madison IAQ LLC, 4.13%, due 6/30/2028	83,936 (a)
Food 0.2%
185,000	Campbell Soup Co., 5.30%, due 3/20/2026	184,538
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	111,500 (a)
Healthcare - Products 0.2%
170,000	Medline Borrower LP, 5.25%, due 10/1/2029	162,236 (a)
Holding Companies - Diversified 0.2%
155,000	Benteler International AG, 10.50%, due 5/15/2028	166,443 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance 0.5%
$200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, due 10/15/2027	$197,272 (a)
220,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	205,789 (a)
403,061
Leisure Time 0.4%
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	138,244 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,213 (a)
130,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	126,020 (a)
304,477
Machinery - Construction & Mining 0.1%
80,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	79,997 (a)
Machinery - Diversified 0.3%
200,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	198,474 (a)
Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,059 (a)
170,000	5.13%, due 5/1/2027	163,225 (a)
242,284
Oil & Gas 2.4%
220,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	220,151 (a)
221,585	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	231,557 (a)
275,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	288,153 (a)
Comstock Resources, Inc.
170,000	6.75%, due 3/1/2029	164,750 (a)
45,000	6.75%, due 3/1/2029	43,264 (a)
830,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	830,175
120,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	121,354 (a)
1,899,404
Oil & Gas Services 0.2%
160,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	160,558 (a)
Packaging & Containers 0.4%
285,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	290,697 (a)
Pharmaceuticals 1.9%
805,000	AbbVie, Inc., 4.80%, due 3/15/2029	801,888
295,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	298,147 (a)
450,000	CVS Health Corp., 3.63%, due 4/1/2027	431,654
1,531,689
Pipelines 2.4%
174,000	Enbridge, Inc., 5.25%, due 4/5/2027	173,988
Energy Transfer LP
35,000	5.75%, due 4/1/2025	34,896
485,000	6.05%, due 12/1/2026	491,190
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	154,851
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	613,112
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	275,967 (a)
120,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	123,626 (a)
1,867,630
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts 2.2%
	American Tower Corp.
$405,000	1.60%, due 4/15/2026	$378,056
860,000	1.45%, due 9/15/2026	789,130
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	216,856 (a)
90,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	81,113 (a)
190,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	167,161 (a)
130,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	122,288 (a)
		1,754,604
Software 1.9%
90,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	82,863 (a)
	Oracle Corp.
100,000	5.80%, due 11/10/2025	100,474
1,415,000	1.65%, due 3/25/2026	1,326,347
		1,509,684
Telecommunications 1.0%
170,000	Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	165,972 (a)
690,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	663,201
		829,173
Total Corporate Bonds (Cost $31,089,821)		30,781,267

Loan Assignments(c)2.8%
Aerospace & Defense 0.1%
88,572	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 2/1/2028	88,535
Air Transport 0.1%
72,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.34%, due 4/20/2028	74,288
Business Equipment & Services 0.3%
85,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 11/30/2030	84,851
174,544	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.21%, due 5/18/2025	174,668
		259,519
Chemicals & Plastics 0.1%
84,788	INEOS Quattro Holdings U.K. Ltd., First Lien Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.69%, due 4/2/2029	84,470
Commercial Services 0.1%
89,773	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.41%, due 4/11/2029	84,349
Diversified Financial Services 0.3%
248,128	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 6/22/2028	248,361
Diversified Insurance 0.3%
199,001	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.57% – 8.59%, due 6/20/2030	199,350 (i)
Health Care 0.6%
208,934	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 2/15/2029	208,021
80,948	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 10/23/2028	81,057
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
$172,331	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 3/6/2027	$172,258
		461,336
Industrial Equipment 0.1%
85,000	Gates Global LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 7.59%, due 6/4/2031	85,054
Internet 0.1%
63,082	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.09%, due 9/12/2029	62,822
Leisure Goods - Activities - Movies 0.1%
118,271	Carnival Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 8/8/2027	118,642
Life Sciences Tools & Services 0.3%
209,475	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.08%, due 9/27/2030	209,165
Oil & Gas 0.1%
84,788	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75), 10.09%, due 8/1/2029	84,735
Retailers (except food & drug) 0.1%
87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.85%, due 3/3/2028	80,762
Utilities 0.1%
79,591	USIC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 8.94% – 9.10%, due 5/12/2028	76,788 (i)

Total Loan Assignments (Cost $2,207,432)		2,218,176
Number of Shares

Short-Term Investments 5.9%
Investment Companies 5.9%
4,679,453	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.25%(j) (Cost $4,679,453)	4,679,453
Total Investments 101.3% (Cost $82,667,424)		80,533,794
Liabilities Less Other Assets (1.3)%		(1,010,899)(k)
Net Assets 100.0%		$79,522,895

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2024, these securities amounted to $44,371,808, which represents 55.8% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30,
2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2024 and changes periodically.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	When-issued security. Total value of all such securities at June 30, 2024 amounted to $1,963,829, which represents 2.5% of net assets of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	The stated interest rates represent the range of rates at June 30, 2024 of the underlying contracts within the Loan Assignment.
(j)	Represents 7-day effective yield as of June 30, 2024.
(k)	Includes the impact of the Fund’s open positions in derivatives at June 30, 2024.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$61,500,057	77.3%
Cayman Islands	8,625,828	10.8%
Spain	1,746,227	2.2%
Germany	1,666,103	2.1%
Ireland	992,979	1.3%
United Kingdom	465,709	0.6%
Mexico	231,557	0.3%
Canada	173,988	0.2%
Austria	166,443	0.2%
Chile	122,105	0.2%
Bermuda	97,675	0.1%
Luxembourg	65,670	0.1%
Short-Term Investments and Other Liabilities—Net	3,668,554	4.6%
	$79,522,895	100.0%
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At June 30, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	235	U.S. Treasury Note, 2 Year	$47,991,406	$122,822
Total Long Positions			$47,991,406	$122,822

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	14	U.S. Treasury Note, 10 Year	$(1,539,781)	$(13,699)
9/2024	91	U.S. Treasury Note, 5 Year	(9,698,609)	(69,880)
9/2024	10	U.S. Treasury Note, Ultra 10 Year	(1,135,313)	(11,113)
9/2024	7	U.S. Treasury Ultra Bond	(877,406)	(9,761)
Total Short Positions			$(13,251,109)	$(104,453)
Total Futures				$18,369
At June 30, 2024, the Fund had $358,616 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended June 30, 2024, the average notional value for the months where the Fund had futures outstanding was $45,579,744 for long positions and $(13,716,126) for short positions.
Credit default swap contracts ("credit default swaps")
At June 30, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 42.V1	USD	800,000	5.00%	3M	6/20/2029	$(53,257)	$3,077	$(1,222)	$(51,402)

At June 30, 2024, the Fund had $101,654 deposited in a segregated account to cover margin requirements for centrally cleared swaps. For the six months ended June 30, 2024, the average notional value for the months where the Fund had credit default swaps outstanding was $797,440 for buy protection.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio~ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$23,174,500	$—	$23,174,500
Asset-Backed Securities	—	19,680,398	—	19,680,398
Corporate Bonds#	—	30,781,267	—	30,781,267
Loan Assignments#	—	2,218,176	—	2,218,176
Short-Term Investments	—	4,679,453	—	4,679,453
Total Investments	$—	$80,533,794	$—	$80,533,794

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2024
Investments in Securities:
Corporate Bonds(1)	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
Total	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
(1) At the beginning of the year, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at June 30, 2024.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of June 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$122,822	$—	$—	$122,822
Liabilities	(104,453)	—	—	(104,453)
Swaps
Liabilities	—	(51,402)	—	(51,402)
Total	$18,369	$(51,402)	$—	$(33,033)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

~
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
June 30, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$80,533,794
Cash collateral segregated for futures contracts (Note A)	358,616
Cash collateral segregated for centrally cleared swap contracts (Note A)	101,654
Interest receivable	673,354
Receivable for securities sold	5,610
Receivable for accumulated variation margin on futures contracts (Note A)	18,369
Receivable for Fund shares sold	6,612
Prepaid expenses and other assets	3,601
Total Assets	81,701,610
Liabilities
Payable to investment manager (Note B)	11,055
Payable for securities purchased	1,966,513
Payable for Fund shares redeemed	22,177
Payable for accumulated variation margin on centrally cleared swap contracts (Note A)	51,402
Payable to administrator (Note B)	26,011
Payable to trustees	12,923
Other accrued expenses and payables	88,634
Total Liabilities	2,178,715
Net Assets	$79,522,895
Net Assets consist of:
Paid-in capital	$110,124,516
Total distributable earnings/(losses)	(30,601,621)
Net Assets	$79,522,895
Shares Outstanding ($.001 par value; unlimited shares authorized)	8,042,131
Net Asset Value, offering and redemption price per share
Class I	$9.89
*Cost of Investments:
(a) Unaffiliated issuers	$82,667,424

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
For the Six Months Ended June 30, 2024
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$2,004,719
Expenses:
Investment management fees (Note B)	68,450
Administration fees (Note B)	161,060
Shareholder servicing agent fees	2,182
Audit fees	25,371
Custodian and accounting fees	28,108
Insurance	1,126
Legal fees	13,865
Shareholder reports	5,036
Trustees' fees and expenses	26,766
Miscellaneous and other fees	7,192
Total expenses	339,156
Net investment income/(loss)	$1,665,563
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(575,682)
Expiration or closing of futures contracts	(457,375)
Expiration or closing of swap contracts	(2,362)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,356,475
Futures contracts	92,502
Swap contracts	1,855
Net gain/(loss) on investments	415,413
Net increase/(decrease) in net assets resulting from operations	$2,080,976
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SHORT DURATION BOND PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,665,563	$3,429,670
Net realized gain/(loss) on investments	(1,035,419)	(2,666,333)
Change in net unrealized appreciation/(depreciation) of investments	1,450,832	3,975,608
Net increase/(decrease) in net assets resulting from operations	2,080,976	4,738,945
Distributions to Shareholders From (Note A):
Distributable earnings	—	(3,710,574)
From Fund Share Transactions (Note D):
Proceeds from shares sold	7,070,197	10,933,048
Proceeds from reinvestment of dividends and distributions	—	3,710,574
Payments for shares redeemed	(11,350,473)	(18,938,175)
Net increase/(decrease) from Fund share transactions	(4,280,276)	(4,294,553)
Net Increase/(Decrease) in Net Assets	(2,199,300)	(3,266,182)
Net Assets:
Beginning of period	81,722,195	84,988,377
End of period	$79,522,895	$81,722,195
See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other

Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2024, was $110.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2024 was $82,973,259. The estimated gross unrealized appreciation was $703,662 and estimated gross unrealized depreciation was $3,102,026 resulting in net unrealized depreciation in value of investments of $(2,398,364) based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2023, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2023, and December 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2023	2022	2023	2022	2023	2022
$3,710,574	$3,374,162	$—	$—	$3,710,574	$3,374,162

As of December 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$4,431,415	$—	$(3,795,938)	$(33,318,074)	$—	$(32,682,597)
The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2023, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$29,091,798	$4,226,276
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.
12
Derivative instruments: The Fund’s use of derivatives during the six months ended June 30, 2024, is described below. Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at June 30, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended June 30, 2024, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Centrally cleared swap contracts: During the six months ended June 30, 2024, the Fund used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
At June 30, 2024, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$122,822	Receivable/Payable for accumulated variation margin on futures contracts	$(104,453)
Centrally cleared swaps
Credit Risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(51,402)

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of June 30, 2024.
The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2024, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$(457,375)	$92,502
Swaps
Credit Risk	(2,362)	1,855

(a)	Net realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts

Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Swaps	Swaps contracts
13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2024, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Class I shares of the Fund pays NBIA an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Class I shares of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2024, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.
			Expenses Reimbursed in Year Ended December 31,
			2021	2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2024	2025	2026	2027
Class I	0.95%	12/31/27	$—	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
Note C—Securities Transactions:
During the six months ended June 30, 2024 there were purchase and sale transactions of long-term securities (excluding futures) as follows:
Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities
$805,119	$30,001,033	$1,491,978	$29,881,237

Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2024, and for the year ended December 31, 2023, was as follows:
	For the Six Months Ended June 30, 2024				For the period ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	727,693	—	(1,166,598)	(438,905)	1,132,185	396,853	(1,954,992)	(425,954)
Note E—Line of Credit:
At June 30, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2024. During the six months ended June 30, 2024, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Fund's financial statements.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.64	$9.54	$10.48	$10.68	$10.57	$10.40
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.20	0.39	0.33	0.26	0.24	0.18
Net Gains or (Losses) on Securities (both realized and unrealized)	0.05	0.16	(0.88)	(0.18)	0.12	0.20
Total From Investment Operations	0.25	0.55	(0.55)	0.08	0.36	0.38
Less Distributions From:
Net Investment Income	—	(0.45)	(0.39)	(0.28)	(0.25)	(0.21)
Net Asset Value, End of Period	$9.89	$9.64	$9.54	$10.48	$10.68	$10.57
Total Return[b]	2.59%[c,d]	5.90%[c]	(5.19)%	0.74%[c]	3.46%	3.69%[c]
Supplemental Data/Ratios
Net Assets, End of Period (in millions)	$79.5	$81.7	$85.0	$111.5	$103.1	$107.0
Ratio of Gross Expenses to Average Net Assets[e]	0.84%[f]	0.85%	0.84%	0.80%	0.86%	0.88%
Ratio of Net Expenses to Average Net Assets	0.84%[f]	0.85%	0.84%	0.80%	0.86%	0.88%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.14%[f]	4.05%	3.29%	2.47%	2.26%	1.69%
Portfolio Turnover Rate	40%[d]	53%	55%	91%	162%	91%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2024. The class action proceeds received in 2023, 2021 and
2019 had no impact on the Fund's total return for the years ended December 31, 2023, 2021 and 2019, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

f	Annualized.

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2024
C0244 08/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2024 (Unaudited)
Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Mid Cap Intrinsic Value Portfolio~ (Unaudited)  June 30, 2024

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 3.5%
5,796	General Dynamics Corp.	$1,681,652
11,642	L3Harris Technologies, Inc.	2,614,560
		4,296,212
Automobile Components 1.9%
33,743	Aptiv PLC	2,376,182 *
Banks 3.2%
154,694	Huntington Bancshares, Inc.	2,038,867
51,003	Truist Financial Corp.	1,981,466
		4,020,333
Building Products 3.1%
40,866	Fortune Brands Innovations, Inc.	2,653,838
58,849	Resideo Technologies, Inc.	1,151,087 *
		3,804,925
Chemicals 1.5%
10,155	Albemarle Corp.	970,006
8,957	Ashland, Inc.	846,347
		1,816,353
Commercial Services & Supplies 1.3%
93,957	OPENLANE, Inc.	1,558,747 *
Communications Equipment 3.0%
41,077	Ciena Corp.	1,979,090 *
4,555	Motorola Solutions, Inc.	1,758,458
		3,737,548
Construction & Engineering 1.9%
28,160	Arcosa, Inc.	2,348,826
Consumer Finance 0.7%
19,785	Bread Financial Holdings, Inc.	881,620
Consumer Staples Distribution & Retail 1.5%
17,209	Dollar Tree, Inc.	1,837,405 *
Containers & Packaging 2.2%
5,112	Avery Dennison Corp.	1,117,739
46,389	Sealed Air Corp.	1,613,873
		2,731,612
Electric Utilities 1.9%
62,824	FirstEnergy Corp.	2,404,274
Electronic Equipment, Instruments & Components 7.7%
6,525	CDW Corp.	1,460,556
19,681	Coherent Corp.	1,426,085 *
33,651	IPG Photonics Corp.	2,839,808 *
14,173	Itron, Inc.	1,402,560 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
6,130	Teledyne Technologies, Inc.	$2,378,318 *
		9,507,327
Energy Equipment & Services 1.8%
64,515	Baker Hughes Co.	2,268,993
Entertainment 1.6%
231,998	Lions Gate Entertainment Corp. Class B	1,988,223 *
Financial Services 1.3%
17,193	Global Payments, Inc.	1,662,563
Food Products 2.9%
97,769	Hain Celestial Group, Inc.	675,584 *
7,419	Lamb Weston Holdings, Inc.	623,789
64,006	TreeHouse Foods, Inc.	2,345,180 *
		3,644,553
Health Care Equipment & Supplies 4.1%
40,609	Avanos Medical, Inc.	808,931 *
20,550	Haemonetics Corp.	1,700,101 *
19,030	Zimmer Biomet Holdings, Inc.	2,065,326
27,766	Zimvie, Inc.	506,730 *
		5,081,088
Health Care Providers & Services 2.7%
5,702	McKesson Corp.	3,330,196
Hotels, Restaurants & Leisure 6.1%
22,973	Bloomin' Brands, Inc.	441,771
86,150	International Game Technology PLC	1,762,629
55,494	MGM Resorts International	2,466,153 *
49,335	Travel & Leisure Co.	2,219,088
11,599	United Parks & Resorts, Inc.	629,942 *
		7,519,583
Independent Power and Renewable Electricity Producers 3.1%
44,338	Vistra Corp.	3,812,181
Insurance 2.6%
10,994	Allstate Corp.	1,755,302
17,176	Globe Life, Inc.	1,413,241
		3,168,543
IT Services 2.5%
30,844	Kyndryl Holdings, Inc.	811,505 *
14,067	Wix.com Ltd.	2,237,638 *
		3,049,143
Life Sciences Tools & Services 0.5%
3,133	Charles River Laboratories International, Inc.	647,215 *
See Notes to Financial Statements
2

Schedule of Investments Mid Cap Intrinsic Value Portfolio~ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 2.6%
26,857	Allison Transmission Holdings, Inc.	$2,038,446
72,173	Gates Industrial Corp. PLC	1,141,055 *
		3,179,501
Multi-Utilities 3.7%
96,432	CenterPoint Energy, Inc.	2,987,463
33,629	Dominion Energy, Inc.	1,647,821
		4,635,284
Oil, Gas & Consumable Fuels 6.5%
36,040	Devon Energy Corp.	1,708,296
21,515	EOG Resources, Inc.	2,708,093
9,481	Phillips 66	1,338,433
54,813	Williams Cos., Inc.	2,329,552
		8,084,374
Professional Services 5.7%
190,423	Alight, Inc. Class A	1,405,322 *
21,970	Concentrix Corp.	1,390,262
372,373	Conduent, Inc.	1,213,936 *
47,782	KBR, Inc.	3,064,737
		7,074,257
Retail REITs 1.8%
36,170	Regency Centers Corp.	2,249,774
Semiconductors & Semiconductor Equipment 3.9%
12,614	Enphase Energy, Inc.	1,257,742 *
6,243	NXP Semiconductors NV	1,679,929
18,292	Skyworks Solutions, Inc.	1,949,561
		4,887,232
Software 3.0%
30,100	DocuSign, Inc.	1,610,350 *
Number of Shares		Value
Software – cont'd
49,760	Dropbox, Inc. Class A	$1,118,107 *
23,690	Smartsheet, Inc. Class A	1,044,255 *
		3,772,712
Specialty Retail 1.4%
8,128	Best Buy Co., Inc.	685,109
26,719	ODP Corp.	1,049,255 *
		1,734,364
Technology Hardware, Storage & Peripherals 4.8%
133,803	Hewlett Packard Enterprise Co.	2,832,610
49,177	Pure Storage, Inc. Class A	3,157,655 *
		5,990,265
Textiles, Apparel & Luxury Goods 0.6%
118,297	Under Armour, Inc. Class C	772,479 *
Trading Companies & Distributors 2.2%
28,879	AerCap Holdings NV	2,691,523

Total Common Stocks (Cost $95,093,262)		122,565,410

Short-Term Investments 1.2%
Investment Companies 1.2%
1,558,464	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.25%(a) (Cost $1,558,464)	1,558,464
Total Investments 100.0% (Cost $96,651,726)		124,123,874
Liabilities Less Other Assets (0.0)%(b)		(55,982)
Net Assets 100.0%		$124,067,892

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$122,565,410	$—	$—	$122,565,410
Short-Term Investments	—	1,558,464	—	1,558,464
Total Investments	$122,565,410	$1,558,464	$—	$124,123,874

#	The Schedule of Investments provides information on the industry or sector categorization.

~
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
3

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
June 30, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$124,123,874
Dividends and interest receivable	113,719
Receivable for Fund shares sold	20,814
Prepaid expenses and other assets	2,759
Total Assets	124,261,166
Liabilities
Payable to investment manager (Note B)	56,138
Payable for Fund shares redeemed	14,984
Payable to administrator—net (Note B)	36,823
Payable to trustees	12,454
Payable for audit fees	20,000
Payable for custodian and accounting fees	20,904
Payable for legal fees	22,202
Other accrued expenses and payables	9,769
Total Liabilities	193,274
Net Assets	$124,067,892
Net Assets consist of:
Paid-in capital	$88,704,728
Total distributable earnings/(losses)	35,363,164
Net Assets	$124,067,892
Net Assets
Class I	$91,886,655
Class S	32,181,237
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,632,212
Class S	1,610,409
Net Asset Value, offering and redemption price per share
Class I	$16.31
Class S	19.98
*Cost of Investments:
(a) Unaffiliated issuers	$96,651,726

See Notes to Financial Statements
4

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
For the Six Months Ended June 30, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$951,334
Interest and other income—unaffiliated issuers	10,957
Foreign taxes withheld	(1,927)
Total income	$960,364
Expenses:
Investment management fees (Note B)	344,486
Administration fees (Note B):
Class I	138,772
Class S	49,130
Distribution fees (Note B):
Class S	40,942
Shareholder servicing agent fees:
Class I	1,313
Class S	755
Audit fees	20,000
Custodian and accounting fees	21,224
Insurance	1,540
Legal fees	21,128
Trustees' fees and expenses	26,979
Miscellaneous and other fees	5,097
Total expenses	671,366
Expenses reimbursed by Management (Note B)	(786)
Total net expenses	670,580
Net investment income/(loss)	$289,784
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	3,191,622
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	942,400
Net gain/(loss) on investments	4,134,022
Net increase/(decrease) in net assets resulting from operations	$4,423,806
See Notes to Financial Statements
5

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$289,784	$858,821
Net realized gain/(loss) on investments	3,191,622	3,710,558
Change in net unrealized appreciation/(depreciation) of investments	942,400	8,163,976
Net increase/(decrease) in net assets resulting from operations	4,423,806	12,733,355
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(5,503,858)
Class S	—	(1,568,639)
Total distributions to shareholders	—	(7,072,497)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	2,895,235	6,171,256
Class S	1,142,168	1,899,260
Proceeds from reinvestment of dividends and distributions:
Class I	—	5,503,858
Class S	—	1,568,639
Payments for shares redeemed:
Class I	(7,110,260)	(11,825,798)
Class S	(3,835,963)	(6,423,878)
Net increase/(decrease) from Fund share transactions	(6,908,820)	(3,106,663)
Net Increase/(Decrease) in Net Assets	(2,485,014)	2,554,195
Net Assets:
Beginning of period	126,552,906	123,998,711
End of period	$124,067,892	$126,552,906
See Notes to Financial Statements
6

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
7

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2024, was $83,385.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute
8

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2024 was $96,884,578. The estimated gross unrealized appreciation was $36,686,351 and estimated gross unrealized depreciation was $9,447,055 resulting in net unrealized appreciation in value of investments of $27,239,296 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2023, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2023, and December 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2023	2022	2023	2022	2023	2022
$2,057,687	$2,130,944	$5,014,810	$16,908,965	$7,072,497	$19,039,909

As of December 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$802,529	$3,839,297	$26,297,532	$—	$—	$30,939,358
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust (“REIT”) distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not
9

report this information to the Fund until the following calendar year. For the year ended December 31, 2023, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a
10

counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2024, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
11

At June 30, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2021	2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2024	2025	2026	2027
Class I	1.50%	12/31/27	$—	$—	$—	$—
Class S	1.25%	12/31/27	—	10,018	5,652	786

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2024, there were purchase and sale transactions of long-term securities of $14,429,155 and $21,806,937, respectively.
During the six months ended June 30, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2024, and for the year ended December 31, 2023, was as follows:
	For the Six Months Ended June 30, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	183,760	—	(440,895)	(257,135)	405,739	389,792	(765,408)	30,123
Class S	58,297	—	(195,149)	(136,852)	102,535	90,516	(345,032)	(151,981)
12

Note E—Line of Credit:
At June 30, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2024. During the six months ended June 30, 2024, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
13

Financial Highlights
Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.76	$15.20	$20.33	$15.40	$16.01	$15.69
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.12	0.16	0.14	0.14	0.21
Net Gains or Losses on Securities (both realized and unrealized)	0.51	1.43	(2.39)	4.91	(0.59)	2.31
Total From Investment Operations	0.55	1.55	(2.23)	5.05	(0.45)	2.52
Less Distributions From:
Net Investment Income	—	(0.16)	(0.11)	(0.12)	(0.16)	(0.13)
Net Realized Capital Gains	—	(0.83)	(2.79)	—	—	(2.07)
Total Distributions	—	(0.99)	(2.90)	(0.12)	(0.16)	(2.20)
Net Asset Value, End of Period	$16.31	$15.76	$15.20	$20.33	$15.40	$16.01
Total Return[b]	3.49%[c,d]	11.00%[c]	(9.75)%[c]	32.80%	(2.62)%	16.74%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$91.9	$92.8	$89.1	$109.8	$92.0	$94.0
Ratio of Gross Expenses to Average Net Assets[e]	1.01%[f]	1.02%	1.03%	1.00%	1.03%	1.01%
Ratio of Net Expenses to Average Net Assets	1.01%[f]	1.02%	1.03%	1.00%	1.03%	1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.53%[f]	0.78%	0.87%	0.74%	1.12%	1.22%
Portfolio Turnover Rate	11%[d]	20%	14%	40%	35%	14%
See Notes to Financial Highlights
14

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.32	$18.39	$23.82	$18.02	$18.68	$17.95
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.03	0.10	0.14	0.10	0.13	0.19
Net Gains or Losses on Securities (both realized and unrealized)	0.63	1.76	(2.75)	5.76	(0.68)	2.66
Total From Investment Operations	0.66	1.86	(2.61)	5.86	(0.55)	2.85
Less Distributions From:
Net Investment Income	—	(0.10)	(0.03)	(0.06)	(0.11)	(0.05)
Net Realized Capital Gains	—	(0.83)	(2.79)	—	—	(2.07)
Total Distributions	—	(0.93)	(2.82)	(0.06)	(0.11)	(2.12)
Net Asset Value, End of Period	$19.98	$19.32	$18.39	$23.82	$18.02	$18.68
Total Return[b]	3.42%[c,d]	10.69%[c]	(9.95)%[c]	32.52%	(2.83)%	16.43%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$32.2	$33.8	$34.9	$43.5	$39.5	$43.8
Ratio of Gross Expenses to Average Net Assets[e]	1.26%[f]	1.27%	1.28%	1.25%	1.28%	1.26%
Ratio of Net Expenses to Average Net Assets	1.25%[f]	1.26%	1.25%	1.25%[g]	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.28%[f]	0.54%	0.65%	0.48%	0.89%	0.98%
Portfolio Turnover Rate	11%[d]	20%	14%	40%	35%	14%
See Notes to Financial Highlights
15

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
Had the Fund not received class action proceeds listed in Note A of the Notes to Financial Statements, total return based on per share NAV for the six months ended  June 30, 2024 would have been 3.43% for
Class I and 3.36% for Class S. The class action proceeds received in 2023, 2022 and 2019 had no impact on the Fund's total return for the years ended December 31, 2023, 2022 and 2019, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31,
2021
Class S	1.25%
16

Neuberger Berman
Advisers Management Trust
Sustainable Equity Portfolio
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2024
B0738 08/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2024 (Unaudited)
Sustainable Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Sustainable Equity Portfolio~ (Unaudited)  June 30, 2024

Number of Shares		Value
Common Stocks 99.5%
Banks 4.2%
432,942	Bank of America Corp.	$17,218,103
83,813	JPMorgan Chase & Co.	16,952,018
		34,170,121
Broadline Retail 9.2%
388,618	Amazon.com, Inc.	75,100,429 *
Capital Markets 3.4%
225,779	Interactive Brokers Group, Inc. Class A	27,680,505
Communications Equipment 2.3%
54,212	Arista Networks, Inc.	19,000,222 *
Consumer Staples Distribution & Retail 1.4%
13,225	Costco Wholesale Corp.	11,241,118
Diversified Telecommunication Services 0.6%
20,841	Space Exploration Technologies Corp. Class A	2,334,192 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	2,505,216 *#(a)(b)
		4,839,408
Electrical Equipment 1.0%
340,559	Vestas Wind Systems AS	7,896,869 *
Electronic Equipment, Instruments & Components 1.4%
36,073	Zebra Technologies Corp. Class A	11,144,032 *
Financial Services 12.0%
15	Berkshire Hathaway, Inc. Class A	9,183,615 *
90,612	Berkshire Hathaway, Inc. Class B	36,860,962 *
112,537	Fiserv, Inc.	16,772,514 *
79,821	MasterCard, Inc. Class A	35,213,832
		98,030,923
Ground Transportation 1.8%
440,885	CSX Corp.	14,747,603
Health Care Equipment & Supplies 1.8%
48,315	Becton Dickinson & Co.	11,291,698
6,694	IDEXX Laboratories, Inc.	3,261,317 *
		14,553,015
Health Care Providers & Services 7.2%
107,613	Cencora, Inc.	24,245,209
93,210	Cigna Group	30,812,430
7,790	UnitedHealth Group, Inc.	3,967,135
		59,024,774
Hotels, Restaurants & Leisure 2.6%
794,802	Compass Group PLC	21,653,032
Number of Shares		Value
Household Products 2.0%
169,145	Colgate-Palmolive Co.	$16,413,831
Insurance 3.3%
128,224	Progressive Corp.	26,633,407
Interactive Media & Services 8.0%
361,687	Alphabet, Inc. Class A	65,881,287
IT Services 3.9%
230,976	GoDaddy, Inc. Class A	32,269,657 *
Life Sciences Tools & Services 1.9%
41,785	Danaher Corp.	10,439,983
25,721	IQVIA Holdings, Inc.	5,438,448 *
		15,878,431
Machinery 1.3%
114,257	Otis Worldwide Corp.	10,998,379
Materials 1.5%
41,999	Sherwin-Williams Co.	12,533,762
Multi-Utilities 1.2%
867,524	National Grid PLC	9,686,889
Oil, Gas & Consumable Fuels 1.4%
417,150	Coterra Energy, Inc.	11,125,391
Pharmaceuticals 1.4%
41,385	Roche Holding AG	11,466,075
Semiconductors & Semiconductor Equipment 5.1%
95,178	Applied Materials, Inc.	22,461,056
98,441	Texas Instruments, Inc.	19,149,728
		41,610,784
Software 12.1%
28,453	Intuit, Inc.	18,699,596
179,054	Microsoft Corp.	80,028,185
		98,727,781
Specialty Retail 0.7%
16,648	Home Depot, Inc.	5,730,908
Technology Hardware, Storage & Peripherals 2.8%
108,874	Apple, Inc.	22,931,042
Trading Companies & Distributors 4.0%
23,620	United Rentals, Inc.	15,275,762
19,432	W.W. Grainger, Inc.	17,532,328
		32,808,090

Total Common Stocks (Cost $400,321,065)		813,777,765
See Notes to Financial Statements
2

Schedule of Investments Sustainable Equity Portfolio~ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.5%
Diversified Telecommunication Services 0.5%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	$3,839,360 *#(a)(b)
Principal Amount

Short-Term Investments 0.0%(c)
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 8/16/2024	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 9/1/2024	100,000

		200,000
Number of Shares		Value
Investment Companies 0.0%(c)
65,656	State Street Institutional Treasury Money Market Fund Premier Class, 5.23%(d)	$65,656
Total Short-Term Investments (Cost $265,656)		265,656
Total Investments 100.0% (Cost $403,363,401)		817,882,781
Other Assets Less Liabilities 0.0%(c)		256,047
Net Assets 100.0%		$818,138,828

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of June 30, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at June 30, 2024 amounted to $8,678,768, which represents 1.1% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of June 30, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at June 30, 2024 amounted to $8,678,768, which represents 1.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 6/30/2024	Fair Value Percentage of Net Assets as of 6/30/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$3,839,360	0.5%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	2,334,192	0.3%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	2,505,216	0.3%
Total		$6,276,609	$8,678,768	1.1%
See Notes to Financial Statements
3

Schedule of Investments Sustainable Equity Portfolio~ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$4,839,408	$4,839,408
Electrical Equipment	—	7,896,869	—	7,896,869
Hotels, Restaurants & Leisure	—	21,653,032	—	21,653,032
Multi-Utilities	—	9,686,889	—	9,686,889
Pharmaceuticals	—	11,466,075	—	11,466,075
Other Common Stocks#	758,235,492	—	—	758,235,492
Total Common Stocks	758,235,492	50,702,865	4,839,408	813,777,765
Preferred Stocks#	—	—	3,839,360	3,839,360
Short-Term Investments	—	265,656	—	265,656
Total Investments	$758,235,492	$50,968,521	$8,678,768	$817,882,781

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2024
Investments in Securities:
Common Stocks(1)	$4,191	$—	$—	$649	$—	$—	$—	$—	$4,840	$649
Preferred Stocks(1)	3,325	—	—	514	—	—	—	—	3,839	514
Total	$7,516	$—	$—	$1,163	$—	$—	$—	$—	$8,679	$1,163
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 6/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$4,839,408	Market Approach	Transaction Price	$112.00	$112.00	Increase
Preferred Stocks	3,839,360	Market Approach	Transaction Price	$112.00	$112.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

~
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
4

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
June 30, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$817,882,781
Foreign currency(b)	12
Dividends and interest receivable	1,156,880
Receivable for securities sold	409,826
Receivable for Fund shares sold	193,126
Prepaid expenses and other assets	32,056
Total Assets	819,674,681
Liabilities
Payable to investment manager (Note B)	348,774
Payable for Fund shares redeemed	732,291
Payable to administrator—net (Note B)	235,360
Payable to trustees	11,699
Payable for legal fees	125,887
Other accrued expenses and payables	81,842
Total Liabilities	1,535,853
Net Assets	$818,138,828
Net Assets consist of:
Paid-in capital	$344,334,961
Total distributable earnings/(losses)	473,803,867
Net Assets	$818,138,828
Net Assets
Class I	$670,586,501
Class S	147,552,327
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,413,454
Class S	3,820,542
Net Asset Value, offering and redemption price per share
Class I	$38.51
Class S	38.62
*Cost of Investments:
(a) Unaffiliated issuers	$403,363,401
(b) Total cost of foreign currency	$12

See Notes to Financial Statements
5

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
For the Six Months Ended June 30, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,369,501
Interest and other income—unaffiliated issuers	10,140
Foreign taxes withheld	(72,920)
Total income	$4,306,721
Expenses:
Investment management fees (Note B)	2,069,596
Administration fees (Note B):
Class I	971,816
Class S	217,553
Distribution fees (Note B):
Class S	181,294
Shareholder servicing agent fees:
Class I	5,302
Class S	3,120
Audit fees	20,000
Custodian and accounting fees	37,881
Insurance	8,643
Legal fees	129,209
Shareholder reports	167,731
Trustees' fees and expenses	27,165
Miscellaneous and other fees	20,760
Total expenses	3,860,070
Expenses reimbursed by Management (Note B)	(5,237)
Total net expenses	3,854,833
Net investment income/(loss)	$451,888
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	18,602,001
Settlement of foreign currency transactions	2,065
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	94,493,085
Foreign currency translations	(40,946)
Net gain/(loss) on investments	113,056,205
Net increase/(decrease) in net assets resulting from operations	$113,508,093
See Notes to Financial Statements
6

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SUSTAINABLE EQUITY PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2024 (Unaudited)	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$451,888	$1,515,241
Net realized gain/(loss) on investments	18,604,066	39,215,418
Change in net unrealized appreciation/(depreciation) of investments	94,452,139	123,423,160
Net increase/(decrease) in net assets resulting from operations	113,508,093	164,153,819
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(10,945,145)
Class S	—	(2,122,818)
Total distributions to shareholders	—	(13,067,963)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	14,809,552	21,034,779
Class S	2,728,192	6,894,358
Proceeds from reinvestment of dividends and distributions:
Class I	—	10,945,144
Class S	—	2,122,819
Payments for shares redeemed:
Class I	(49,667,875)	(57,798,448)
Class S	(13,791,961)	(15,534,233)
Net increase/(decrease) from Fund share transactions	(45,922,092)	(32,335,581)
Net Increase/(Decrease) in Net Assets	67,586,001	118,750,275
Net Assets:
Beginning of period	750,552,827	631,802,552
End of period	$818,138,828	$750,552,827
See Notes to Financial Statements
7

Notes to Financial Statements Sustainable Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") is a separate operating series of the Trust and as of May 2024 is non-diversified (See Report of Votes of Shareholders). The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities and preferred stocks, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently
8

reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
9

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2024, was $99,080.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2024 was $403,986,145. The estimated gross unrealized appreciation was $414,512,273 and estimated gross unrealized depreciation was $669,714 resulting in net unrealized appreciation in value of investments of $413,842,559 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2023, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2023, and December 31, 2022, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2023	2022	2023	2022	2023	2022
$2,010,320	$5,185,793	$11,057,643	$60,363,785	$13,067,963	$65,549,578

10

As of December 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,533,493	$39,304,653	$319,457,628	$—	$—	$360,295,774
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or
11

its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2024, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
12

At June 30, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2021	2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2024	2025	2026	2027
Class I	1.30%	12/31/27	$—	$—	$—	$—
Class S	1.17%	12/31/27	—	—	—	5,237

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2024, there were purchase and sale transactions of long-term securities of $3,929,343 and $48,410,954, respectively.
During the six months ended June 30, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2024, and for the year ended December 31, 2023, was as follows:
	For the Six Months Ended June 30, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	404,660	—	(1,358,570)	(953,910)	711,903	362,782	(1,924,584)	(849,899)
Class S	74,072	—	(374,284)	(300,212)	232,721	70,037	(519,430)	(216,672)
13

Note E—Line of Credit:
At June 30, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2024. During the six months ended June 30, 2024, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
14

Financial Highlights
Sustainable Equity Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.35	$26.80	$37.03	$30.69	$26.89	$22.70
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.03	0.08	0.11	0.14	0.13	0.17
Net Gains or Losses on Securities (both realized and unrealized)	5.13	7.06	(7.20)	7.01	4.98	5.59
Total From Investment Operations	5.16	7.14	(7.09)	7.15	5.11	5.76
Less Distributions From:
Net Investment Income	—	(0.10)	(0.14)	(0.13)	(0.17)	(0.11)
Net Realized Capital Gains	—	(0.49)	(3.00)	(0.68)	(1.14)	(1.46)
Total Distributions	—	(0.59)	(3.14)	(0.81)	(1.31)	(1.57)
Net Asset Value, End of Period	$38.51	$33.35	$26.80	$37.03	$30.69	$26.89
Total Return[b]	15.47%[c,d]	26.90%[c]	(18.45)%	23.48%[c]	19.56%[c]	25.88%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$670.6	$612.6	$515.1	$639.6	$544.0	$491.3
Ratio of Gross Expenses to Average Net Assets[e]	0.93%[f]	0.90%	0.92%	0.89%	0.92%	0.93%
Ratio of Net Expenses to Average Net Assets	0.93%[f]	0.90%	0.92%	0.89%	0.92%	0.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.16%[f]	0.27%	0.36%	0.40%	0.48%	0.67%
Portfolio Turnover Rate	1%[d]	15%	22%	15%	22%	21%[g]
See Notes to Financial Highlights
15

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.49	$26.91	$37.12	$30.78	$26.97	$22.79
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.02)	0.00	0.03	0.05	0.06	0.10
Net Gains or Losses on Securities (both realized and unrealized)	5.15	7.09	(7.20)	7.03	5.00	5.61
Total From Investment Operations	5.13	7.09	(7.17)	7.08	5.06	5.71
Less Distributions From:
Net Investment Income	—	(0.02)	(0.04)	(0.06)	(0.11)	(0.07)
Net Realized Capital Gains	—	(0.49)	(3.00)	(0.68)	(1.14)	(1.46)
Total Distributions	—	(0.51)	(3.04)	(0.74)	(1.25)	(1.53)
Net Asset Value, End of Period	$38.62	$33.49	$26.91	$37.12	$30.78	$26.97
Total Return[b]	15.32%[c,d]	26.57%[c]	(18.65)%	23.16%[c]	19.28%[c]	25.58%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$147.6	$138.0	$116.7	$152.8	$130.0	$121.5
Ratio of Gross Expenses to Average Net Assets[e]	1.18%[f]	1.16%	1.18%	1.16%	1.17%	1.18%
Ratio of Net Expenses to Average Net Assets	1.17%[f]	1.16%[h]	1.17%	1.16%[h]	1.17%[h]	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.09)%[f]	0.01%	0.11%	0.13%	0.22%	0.39%
Portfolio Turnover Rate	1%[d]	15%	22%	15%	22%	21%[g]
See Notes to Financial Highlights
16

Notes to Financial Highlights Sustainable Equity Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the six months ended June 30, 2024. The class action proceeds received in 2023, 2021,
2020 and 2019 had no impact on the Fund’s total returns for the years ended December 31, 2023, 2021,
2020 and 2019, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman
Advisers Management Trust Guardian Portfolio and Neuberger Berman Advisers Management Trust Large
Cap Value Portfolio in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases of $114,219,008 of securities acquired pursuant to the reorganization, and there were no sales made following a purchase-of-assets transaction relative to the reorganization.

h
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2023	2021	2020
Class S	1.15%	1.14%	1.17%
17

Report of Votes of Shareholders
A Special Meeting of Shareholders was held on March 26, 2024, for the Fund. At the meeting, the following matters were voted on and approved. Shareholders voted to approve a change in the Fund’s classification from a diversified to a non-diversified Fund and eliminate the related fundamental policy on diversification.
Proposal – To change the Fund from a diversified to a non-diversified Fund and eliminate the related fundamental policy on diversification. The results of the voting at the meeting are as follows:
Number of Shares
Votes For	Votes Against	Abstentions
16,671,476	4,238,014	1,339,736
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for any series except Sustainable Equity Portfolio. For Sustainable Equity Portfolio, this is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no applicable approvals during the most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 2, 2024

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 2, 2024